Summary of Contractual Maturities of Financial Liabilities and Other Contractual Commitments (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Disclosure of Nonderivative Financial Instruments [Line Items]
Long-term debt, gross	$ 1,249,153	$ 981,151	$ 1,445,127	$ 1,112,895
2021 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Long-term debt, gross	896
2022 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Long-term debt, gross	459,719
2023 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Long-term debt, gross	335,995
Liquidity risk [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Accounts payable and accrued liabilities	150,957
Share based compensation	27,045
Long-term debt, gross	1,250,049
Interest on long-term debt	322,174
Commitments	160,649
Total	1,910,874
Liquidity risk [Member] | 2021 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Accounts payable and accrued liabilities	150,957
Share based compensation	7,768
Long-term debt, gross	896
Interest on long-term debt	80,980
Commitments	34,877
Total	275,478
Liquidity risk [Member] | 2022 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Share based compensation	9,858
Long-term debt, gross	896
Interest on long-term debt	80,980
Commitments	62,589
Total	154,323
Liquidity risk [Member] | 2023 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Share based compensation	9,419
Long-term debt, gross	459,719
Interest on long-term debt	79,540
Commitments	45,401
Total	594,079
Liquidity risk [Member] | 2024 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Long-term debt, gross	335,995
Interest on long-term debt	47,396
Commitments	5,963
Total	389,354
Liquidity risk [Member] | 2025 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Long-term debt, gross	9,786
Interest on long-term debt	31,964
Commitments	5,229
Total	46,979
Liquidity risk [Member] | Thereafter [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Long-term debt, gross	442,757
Interest on long-term debt	1,314
Commitments	6,590
Total	$ 450,661